Document and Entity Information	May 08, 2020
Cover [Abstract]
Entity Registrant Name	LINCOLN NATIONAL CORP
Amendment Flag	false
Entity Central Index Key	0000059558
Document Type	8-K
Document Period End Date	May 08, 2020
Entity Incorporation State Country Code	IN
Entity File Number	1-6028
Entity Tax Identification Number	35-1140070
Entity Address, Address Line One	150 N. Radnor Chester Road
Entity Address, City or Town	Radnor
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	(484)
Local Phone Number	583-1400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	LNC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false